Note H - Acquisition (Detail) (USD $)	9 Months Ended
Dec. 31, 2012
Business Combination, Acquisition Related Costs	$ 227,000
Cedar Park [Member]
Area of Real Estate Property (in Square Meters)	52,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	3,300,000
Occupancy Rate	76.50%
Business Combination, Acquisition Related Costs	$ 227,000